Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in deferred tax assets and liabilities
Deferred tax assets - As at January 1	$ 12,656	$ 6,636
Deferred tax liabilities - As at January 1			$ (3,548)
Movement of previously recognized withholding tax on undistributed earnings	3,674	2,186	5,148
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(2,385)	(2,492)	(3,153)
Deferred tax on amortization of intangible assets	18	19	19
Deferred tax on temporary differences, tax loss carried forward and research tax credits	142	6,036	7,852
Reclassification from current tax	11
Divestment of subsidiaries	(49)
Divestment of an equity investee			370
Exchange differences	(95)	271	(52)
Deferred tax assets - As at December 31	$ 13,972	$ 12,656	$ 6,636